CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 75	$ 381
Accounts receivable, net	67	962
Contract assets	617	623
Inventories		8
Prepaid expenses and Other current assets	755	719
Total current assets	1,514	2,693
Non-current assets:
Intangibles, net	99	85
Property and equipment, net	4,545	4,638
Right-of-use assets	214	274
Other non-current assets	318	317
Total non-current assets	5,176	5,314
Total assets	6,690	8,007
Current liabilities:
Trade and other payables	18,883	16,730
Due to related parties	387	305
Deferred income from grants, current	1,478	396
Contract liabilities	3,718	3,187
Loss contingency liabilities		5,126
Other current liabilities	3,101	2,210
Operating lease liabilities	151	89
Short-term loan payable, net of discount	1,452	559
Income tax payable	192	170
Total current liabilities	29,362	28,772
Non-current liabilities:
Long-term operating lease liabilities	64	184
Defined benefit obligation	109	97
Deferred income from grants, non-current	654	248
Other long-term liabilities	5,923	1
Total non-current liabilities	6,750	530
Total liabilities	36,112	29,302
Stockholders’ equity/(deficit)
Common stock ($0.0001 par value per share; Shares authorized: 500,000,000 at June 30, 2025 and December 31, 2024; Issued and outstanding: 2,670,286 and 2,636,508 at June 30, 2025 and December 31, 2024, respectively)
Preferred stock ($0.0001 par value per share; Shares authorized: 1,000,000 at June 30, 2025 and December 31, 2024; nil 0 issued and outstanding at June 30, 2025 and December 31, 2024)
Additional paid-in capital	199,565	199,015
Accumulated other comprehensive loss	(1,763)	(157)
Accumulated deficit	(227,224)	(220,153)
Total stockholders’ equity/(deficit)	(29,422)	(21,295)
Total liabilities and stockholders’ equity/(deficit)	$ 6,690	$ 8,007